PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2016	2017

Cost:
Computers and peripheral equipment	$28,799	$29,806
Office furniture and equipment	11,707	12,099
Leasehold improvements	3,395	3,553

	43,901	45,458
Accumulated depreciation:
Computers and peripheral equipment	27,104	28,295
Office furniture and equipment	10,501	10,723
Leasehold improvements	2,429	2,605

	40,034	41,623

Depreciated cost	$3,867	$3,835